Related Party Transactions and Balances (Details Narrative) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Officers and Directors [Member]
Accounts payable and accrued liabilities	$ 152,500	$ 32,974	$ 105,667